Inventory, Net	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventory, Net

Note 3 - Inventory, net

The Company’s inventory components as of December 31, 2017 and 2016 were as follows:

	December 31,
	2017	2016
Finished goods	$654,000	$528,000
Raw material	51,000	-
Less: inventory reserve	(31,000)	(49,000)
Total inventory, net	$674,000	$479,000